TRADE PAYABLES (Tables)	12 Months Ended
Dec. 31, 2019
Trade and other current payables [abstract]
Schedule of Trade Payables
	December 31,
	2019	2018
	U.S. Dollars in thousands

Open debts mainly in USD	$7,847	$7,256
Open debts in EUR	11,426	4,206
Open debts in NIS	5,557	5,822
Sub-Total	24,830	17,284
Notes payable	-	1
Total Trade Payables	$24,830	$17,285